Taxation - Summary of Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 3,051,082	¥ 2,036,152	¥ 1,256,218
Government grants	41,565	43,145	11,579
Impairment of property, plant and equipment	12,239	21,802	11,878
Inventory reserve	7,221	11,233	27,341
Accruals and others	452,612	102,619	33,928
Valuation allowance	(3,564,719)	¥ (2,214,951)	¥ (1,340,944)	¥ (658,091)
Total deferred tax assets, net	¥ 0